Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000070253 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070253 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070253 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000070253 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070253 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070253 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070253 | Sun Communities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070253 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070253 | Mitsubishi Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070253 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070253 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000070253 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000070253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000070253 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000070253 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000070253 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000070253 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000070253 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070253 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070253 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000070254 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070254 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070254 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000070254 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070254 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070254 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070254 | Sun Communities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070254 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070254 | Mitsubishi Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070254 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070254 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000070254 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000070254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000070254 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000070254 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000070254 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000070254 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000070254 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070254 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070254 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000177202 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177202 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177202 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177202 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177202 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177202 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177202 | Sun Communities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177202 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177202 | Mitsubishi Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177202 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177202 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000177202 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000177202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000177202 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000177202 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177202 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000177202 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177202 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177202 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177202 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.50%